Income and Expenses	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Income and Expenses
7	Income and Expenses
7.1	Costs of Sales

	Years ended December 31,
(in thousands)	2020	2019	2018
Cost of sales related to COVID-19 vaccine revenues	€35,616	-	-
Cost related to other sales	23,717	17,361	13,690
Total	€59,333	€17,361	€13,690

During the year ended December 31, 2020, cost of sales mainly increased compared to the year ended December 31, 2019 since costs were recognized for the first time with respect to BioNTech’s COVID-19 vaccine sales and included Pfizer’s share of gross profits earned by BioNTech in transactions, where BioNTech is the principal. Costs of sales do not include costs relating to production of pre-launch products since those are expensed as research and development expenses in the period incurred.

7.2	Research and Development Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Purchased services	€359,880	€65,552	€42,079
Wages, benefits and social security expense	126,298	83,213	45,668
Laboratory supplies	107,792	37,218	22,921
Depreciation and amortization	30,192	27,533	18,312
IT costs	5,118	3,800	1,572
Lease and lease related cost	3,725	2,527	2,404
Transport costs	2,135	1,081	668
Other	9,889	5,542	9,416
Total	€645,029	€226,466	€143,040

During the year ended December 31, 2020, research and development expenses increased compared to the year ended December 31, 2019 due to an increase in research and development expenses from BioNTech’s BNT162 program. Research and development expenses include BioNTech’s share of expenses under the terms of the Pfizer collaboration agreement. Development costs, which are shared, are divided equally between BioNTech and Pfizer. The amount of shared development expenses, which were initially incurred by Pfizer and subsequently charged to BioNTech, were recorded as purchased services classified within research and development and the reimbursement from Pfizer for research and development expenses initially incurred by BioNTech were recorded as a reduction to research and development expenses. The increase was further driven by an increase in expenses for purchased laboratory supplies as well as an increase in headcount leading to higher wages, benefits and social security expenses. In addition, from May 6, 2020, the date of acquisition, the new U.S.-based subsidiary, BioNTech US Inc., contributed €21.0 million to the research and development expenses of the Group.

During the year ended December 31, 2019, research and development costs increased compared to the year ended December 31, 2018 based on an increase in wages, benefits and social security expenses due to an increase in headcount and the full-year reflection of the Employee Stock Ownership Plan (“ESOP”) expenses during the year ended December 31, 2019 as well as higher development expenses spent on purchased services and laboratory supplies.

7.3	Sales and Marketing Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Purchased services	€10,929	€247	€794
Wages, benefits and social security expense	1,636	1,938	1,728
Other	1,947	533	519
Total	€14,512	€2,718	€3,041

During the year ended December 31, 2020, sales and marketing expenses increased compared to the year ended December 31, 2019 due to an increase in purchased service, which we incurred in connection with progressing the commercial activities of the Group with respect to BioNTech’s COVID-19 vaccine.

7.4	General and Administrative Expenses

	Years ended December 31,
(in thousands)	2020	2019	2018
Wages, benefits and social security expense	€33,007	€19,122	€8,582
Purchased services	26,022	6,419	5,177
IT and office equipment	7,404	4,573	3,774
Depreciation and amortization	5,104	4,855	2,284
Insurance premiums	4,840	1,061	145
Job advertisement expenses	2,897	548	861
Lease and lease related cost	2,390	1,715	1,012
Research services	2,033	232	26
Laboratory supplies	1,191	785	456
Contract staffing	1,108	686	781
Other	8,053	5,551	3,236
Total	€94,049	€45,547	€26,334

During the year ended December 31, 2020, general and administrative expenses increased compared to the year ended December 31, 2019 due to higher expenses for purchased management consulting and legal services, an increase in headcount leading to higher wages, benefits and social security expenses and higher insurance premiums. In addition, from May 6, 2020, the date of acquisition, the new U.S.-based subsidiary, BioNTech US Inc., contributed €7.4 million to the general and administrative expenses of the Group, respectively.

During the year ended December 31, 2019, general and administrative expenses increased compared to the year ended December 31, 2018 based on an increase in headcount and the full-year reflection of the ESOP program expenses during the year ended December 31, 2019 as well as a charge of €2.6 million in connection with certain withholding tax payments for intellectual property licenses related to prior years that was recorded during the year ended December 31, 2019 but not during the year ended December 31, 2018.

7.5	Other Operating Income

	Years ended December 31,
(in thousands)	2020	2019	2018
Government grants	€239,017	€1,547	€4,228
Bargain purchase	7,002	-	50
Other	4,520	1,177	1,118
Total	€250,539	€2,724	€5,396

During the year ended December 31, 2020, the other income increased compared to the year ended December 31, 2019. The increase mainly results from government grants for which BioNTech became eligible as part of an initiative by the German Federal Ministry of Education (Bundesministerium für Bildung und Forschung, or the BMBF) to support its COVID-19 vaccine program, BNT162. The BMBF funding was granted to accelerate BioNTech’s vaccine development, and to upscale its manufacturing capabilities in Germany. The funding will also compensate further costs that incur since the COVID-19 vaccine continues to be tested in clinical trials, for example to test it against new variants or to approve it for additional groups (pregnant women, individuals less 16 years), and because study participants will continue to be followed for two years to continue evaluating safety and efficacy. The proportion of the grant that related to expenses incurred by BioNTech is recognized as other operating income with an amount of €238.9 million; the proportion which was received and will compensate BioNTech for future expenses, has been deferred and is presented as government grant in the consolidated statements of financial position with an amount of €88.0 million.

The following table illustrates the changes regarding the government grants:

	Years ended December 31,
(in thousands)	2020	2019	2018
As of January 1	-	-	-
Received during the year	330,968	1,547	4,228
Released to the consolidated statements of operations	(239,017)	(1,547)	(4,228)
As of December 31	€91,951	-	-
Total current	91,951	-	-
Total non-current	-	-	-

7.6	Finance Income

	Years ended December 31,
(in thousands)	2020	2019	2018
Interest income	€1,564	€1,781	€1,996
Foreign exchange gains, net	-	2,341	6,050
Total	€1,564	€4,122	€8,046

During the year ended December 31, 2019, finance income included €2.3 million foreign exchange gains. Foreign exchange differences on a cumulative basis, are either shown as finance income or expenses.

7.7	Finance Expense

	Years ended December 31,
(in thousands)	2020	2019	2018
Amortization of financial instruments	€3,048	€326	€48
Fair value adjustments of financial instruments measured at fair value	17,289	-	-
Foreign exchange loss, net	42,609	-	-
Total	€62,946	€326	€48

During the year ended December 31, 2020, finance expenses included €42.6 million foreign exchange losses as well as €17.3 million in expenses arising from fair value measurement adjustments of the derivative embedded within the convertible note. The increase in foreign exchange losses is mainly due to higher balances in U.S. dollar bank accounts and the weakening of the U.S. dollar when compared to the Euro.

7.8	Employee Benefits Expense

	Years ended December 31,
	2020	2019	2018
(in thousands)
Wages and salaries	€160,655	€98,568	€54,149
Social security costs	17,988	12,394	8,231
Pension costs	761	517	324
Total	€179,404	€111,479	€62,704

The item wages and salaries includes, among other things, expenses for share-based payments.